Consolidated Balance Sheet - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current Assets
Cash and cash equivalents	$ 69,583	$ 10,530	$ 9,763	$ 36,366
Accounts receivable - trade	553,957	568,768	696,485
Prepaid expenses and other current assets	225,176	399,168	288,559
Accrued Revenue	55,258	58,210	148,571
Total current assets	903,974	1,036,676	1,143,378
Non Current Assets
Property and equipment, net of accumulated depreciation of $ 611,285 and $ 591,782, $631,345 and $637,680,$ 611,285 respectively	110,640	90,637	88,010
Intangible assets	353,423	327,542	341,651
Deferred taxes	10,665	11,337	13,492
Total non current assets	474,728	429,516	443,153
Total Assets	1,378,702	1,466,192	1,586,531
Current Liabilities
Accounts payable	377,241	233,875	$ 361,042
Short Term Borrowings	165,459	164,589
Payroll, employee benefits, severance	84,176	8,752	$ 94,092
Due to related parties	151,263	139,387	$ 196,282
Payable for acquisition	185,762	310,000
Taxes payable	36,408	68,671	$ 116,401
Accruals and other payables	88,676	72,586	123,561
Deferred revenue	16,879	26,892	125,290
Total current liabilities	1,105,864	1,024,752	1,016,668
Long Term Liabilities
Due to related parties	1,173,732	1,232,029	1,265,018
Total Long Term liabilities	1,173,732	1,232,029	1,265,018
Total liabilities	2,279,596	2,256,781	2,281,686
Shareholders' Deficit
Ordinary shares: $0.001 par value per share; 90,000,000 shares authorized; 34,600,000 shares issued and outstanding, respectively	38,060	34,600	397,953
Additional paid in capital	601,560	259,020	74,197
Accumulated deficit	(1,649,294)	(1,173,518)	(1,188,485)
Accumulated other comprehensive income / (loss)	103,280	84,309	21,180
Total shareholders’ equity (deficit)	(900,894)	(790,589)	(695,155)	(800,498)
Total Liabilities and Shareholders’ Deficit	1,378,702	1,466,192	$ 1,586,531
Convertible Series “A” Preferred Shares [Member]
Shareholders' Deficit
Convertible series “A” preferred shares: $0.001 par value per share; 10,000,000 shares authorized; 5,000,000 shares issued and outstanding, respectively	$ 5,500	$ 5,000
Duo Software (Pvt.) Limited [Member]
Current Assets
Cash and cash equivalents			$ 9,763	36,366
Accounts receivable - trade			696,485	642,191
Prepaid expenses and other current assets			288,559	295,822
Accrued Revenue			148,571	105,505
Total current assets			1,143,378	1,079,884
Non Current Assets
Property and equipment, net of accumulated depreciation of $ 611,285 and $ 591,782, $631,345 and $637,680,$ 611,285 respectively			88,010	68,013
Product development cost			341,651	346,123
Deferred taxes			13,492	6,055
Total non current assets			443,153	420,191
Total Assets			1,586,531	1,500,075
Current Liabilities
Accounts payable			361,042	337,612
Payroll, employee benefits, severance			94,092	131,237
Due to related parties			196,282	185,533
Taxes payable			116,401	120,815
Accruals and other payables			123,561	170,369
Deferred revenue			125,290	74,737
Total current liabilities			1,016,668	1,020,303
Long Term Liabilities
Due to related parties			1,265,018	1,280,270
Total Long Term liabilities			1,265,018	1,280,270
Total liabilities			2,281,686	2,300,573
Shareholders' Deficit
Share Capital			397,953	397,953
Additional paid in capital			74,197	74,197
Accumulated deficit			(1,188,485)	(1,275,109)
Accumulated other comprehensive income / (loss)			21,180	2,461
Total shareholders’ equity (deficit)			(695,155)	(800,498)
Total Liabilities and Shareholders’ Deficit			$ 1,586,531	$ 1,500,075